Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Leasing Activities	The Company’s leasing activities are as follows (in thousands):

	For the Year Ended December 31,
	2021	2020
Operating lease cost	$1,424	$546
Short-term lease cost	4	—
Variable lease cost	—	—

Total lease cost	$1,428	$546

Other information:
Cash paid for operating leases	$1,347	$534
Right-of-use assets obtained in exchange for new operating lease liability	$2,514	$—
Weighted-average remaining lease term - operating lease	2.07	4.19
Weighted-average discount rate - operating lease	10%	10%

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments as of December 31, 2021, were as follows (in thousands):

Year	Third-Party Commitment	Related-Party Commitment	Total
2022	$1,770	$335	$2,105
2023	148	339	487
2024	—	295	295
2025	—	309	309
Thereafter	—	—	—

Total minimum lease payments	$1,918	$1,278	$3,196

Less: imputed interest	(92)	(214)	(306)

Total lease liabilities	$1,826	$1,064	$2,890